Cover	Feb. 27, 2023
Cover [Abstract]
Entity Registrant Name	MONOPAR THERAPEUTICS INC.
Entity Central Index Key	0001645469
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 27, 2023
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity File Number	001-39070
Entity Tax Identification Number	32-0463781
Entity Address Address Line 1	1000 Skokie Blvd.
Entity Address Address Line 2	Suite 350
Entity Address City Or Town	Wilmette
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60091
City Area Code	847
Local Phone Number	388-0349
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MNPR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false